Other provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,036,098	$ 2,996,052
Incorporated	553,856	816,183
Used	(162,221)	(518,862)
Released	(492,679)	(97,685)
Conversion effect	(216,755)	(159,590)
Changes	(317,799)	40,046
Ending balance	2,718,299	3,036,098
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Beginning balance	496,302	576,587
Incorporated	272,044	507,989
Used	(162,221)	(312,708)
Released	(52,542)	(97,685)
Conversion effect	(228,252)	(177,881)
Changes	(170,971)	(80,285)
Ending balance	325,331	496,302
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,539,796	2,419,465
Incorporated	281,812	308,194
Used	0	(206,154)
Released	(440,137)	0
Conversion effect	11,497	18,291
Changes	(146,828)	120,331
Ending balance	$ 2,392,968	$ 2,539,796